Document and Entity Information	Oct. 29, 2022
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2022
Registrant Name	Fidelity Advisor Series II
Central Index Key	0000795422
Investment Company Type	N-1A
Amendment Flag	false